(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2024
(Loss)/Earnings Per Share
(Loss)/Earnings Per Share

20. (Loss)/Earnings Per Share

Basic and diluted net (loss)/earnings per share have been calculated in accordance with ASC 260 “Earnings Per Share” for the years ended December 31, 2022, 2023 and 2024 as follows:

	For the Year Ended December 31,
	2022	2023	2024
Numerator:
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	(2,012,215)	11,704,133	8,032,350
Dilution effect arising from convertible debt	—	32,657	33,451
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc. for computing diluted net (loss)/earnings per share	(2,012,215)	11,736,790	8,065,801

Denominator:
Weighted average ordinary shares outstanding—basic	1,941,230,998	1,967,863,759	1,993,191,951
Effects of dilutive securities
Options and RSUs	—	86,651,528	75,220,374
Convertible debt	—	60,861,105	60,861,105
Weighted average ordinary shares outstanding—diluted	1,941,230,998	2,115,376,392	2,129,273,430

Basic net (loss)/earnings per share attributable to ordinary shareholders of Li Auto Inc.	(1.04)	5.95	4.03
Diluted net (loss)/earnings per share attributable to ordinary shareholders of Li Auto Inc.	(1.04)	5.55	3.79

For the years ended December 31, 2022, 2023 and 2024, the Company had ordinary equivalent shares, including options and RSUs granted and convertible debt issued (shares subject to conversion) in April 2021 (Note 13). As the Group incurred a loss for the year ended December 31, 2022, these ordinary equivalent shares were determined to be anti-dilutive and excluded from the calculation of diluted loss per share of the Company. The weighted average numbers of options and RSUs granted, and convertible debt (shares subject to conversion) excluded from the calculation of diluted loss per share of the Company were 91,499,552 and 60,861,105 for the year ended December 31, 2022, respectively. For the year ended December 31, 2024, options and RSUs of 2,067,928 on a weighted average basis were excluded from the calculation of diluted net income per share because of their anti - dilutive effect.